Other current financial assets - Summary of Breakdown for Other Current Financial Assets (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	€ 324,495	€ 340,380	€ 350,163
Beginning balance	340,380	350,163
Ending balance	324,495	340,380	350,163
FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	290,009	308,532	322,326
Beginning balance	308,532	322,326	409,700
Investments	14,004	69,922	160,004
Disposals	(27,678)	(98,884)	(249,670)
Fair value adjustments	(7,847)	9,619	2,647
Realized gains/(losses)	800	1,591	1,007
Exchange rate gains/(losses)	2,198	3,958	(1,362)
Ending balance	290,009	308,532	322,326
FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	27,069	25,712	27,837
Beginning balance	25,712	27,837	25,205
Investments	5,000	0	5,592
Disposals	(2,500)	(2,700)	(3,241)
Fair value adjustments	(1,124)	519	283
Realized gains/(losses)	(19)	56	(2)
Exchange rate gains/(losses)	0	0	0
Ending balance	27,069	25,712	27,837
Securities [Member]
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	317,078	334,244	350,163
Beginning balance	334,244	350,163	434,905
Investments	19,004	69,922	165,596
Disposals	(30,178)	(101,584)	(252,911)
Fair value adjustments	(8,971)	10,138	2,930
Realized gains/(losses)	781	1,647	1,005
Exchange rate gains/(losses)	2,198	3,958	(1,362)
Ending balance	317,078	334,244	350,163
Guarantee deposits and others
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	5,217	6,136	0
Beginning balance	6,136	0
Ending balance	5,217	6,136	0
Guarantee deposits and others | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	0	0
Beginning balance	0
Ending balance	0	0
Guarantee deposits and others | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	0	0
Beginning balance	0
Ending balance	0	0
Financial receivables
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	2,200	0
Beginning balance	0
Ending balance	2,200	0
Financial receivables | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	0
Ending balance	0
Financial receivables | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	0
Ending balance	0
Insurance contracts [member] | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	113,672	113,919	107,188
Beginning balance	113,919	107,188	176,575
Investments	0	6,232	7,500
Disposals	0	0	(78,897)
Fair value adjustments	(247)	499	1,984
Realized gains/(losses)	0	0	26
Exchange rate gains/(losses)	0	0	0
Ending balance	113,672	113,919	107,188
Fixed income
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	73,280	73,972	93,185
Beginning balance	73,972	93,185
Ending balance	73,280	73,972	93,185
Fixed income | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	63,875	68,947	88,011
Beginning balance	68,947	88,011	122,070
Investments	0	24,756	38,580
Disposals	0	(44,713)	(72,752)
Fair value adjustments	(5,072)	1,271	920
Realized gains/(losses)	0	(380)	(798)
Exchange rate gains/(losses)	0	2	(9)
Ending balance	63,875	68,947	88,011
Fixed income | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	9,405	5,025	5,174
Beginning balance	5,025	5,174	5,326
Investments	5,000	0	167
Disposals	0	(416)	(303)
Fair value adjustments	(620)	267	(12)
Realized gains/(losses)	0	0	(4)
Exchange rate gains/(losses)	0	0	0
Ending balance	9,405	5,025	5,174
Hedge funds
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	45,556	41,483	36,511
Beginning balance	41,483	36,511
Ending balance	45,556	41,483	36,511
Hedge funds | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	45,556	41,483	36,511
Beginning balance	41,483	36,511	50,471
Investments	6,003	10,396	20,198
Disposals	0	(7,861)	(35,408)
Fair value adjustments	(2,592)	1,153	420
Realized gains/(losses)	0	572	1,299
Exchange rate gains/(losses)	662	712	(469)
Ending balance	45,556	41,483	36,511
Hedge funds | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	0	0	0
Beginning balance	0	0
Ending balance	0	0	0
Equity
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	22,322	25,408	24,843
Beginning balance	25,408	24,843
Ending balance	22,322	25,408	24,843
Equity | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	22,322	25,408	24,843
Beginning balance	25,408	24,843	15,261
Investments	0	8,327	27,834
Disposals	0	(10,236)	(18,024)
Fair value adjustments	(3,293)	1,224	(80)
Realized gains/(losses)	0	1,011	(124)
Exchange rate gains/(losses)	207	239	(24)
Ending balance	22,322	25,408	24,843
Equity | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	0	0	0
Beginning balance	0	0
Ending balance	0	0	0
Private equity
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	18,733	15,925	10,583
Beginning balance	15,925	10,583
Ending balance	18,733	15,925	10,583
Private equity | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	18,733	15,925	10,583
Beginning balance	15,925	10,583	8,256
Investments	1,864	4,505	2,845
Disposals	(3,045)	(3,036)	(548)
Fair value adjustments	3,215	3,486	201
Realized gains/(losses)	0	0	0
Exchange rate gains/(losses)	774	387	(171)
Ending balance	18,733	15,925	10,583
Private equity | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	0	0	0
Beginning balance	0	0
Ending balance	0	0	0
Real estate funds
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	12,132	32,898	29,073
Beginning balance	32,898	29,073
Ending balance	12,132	32,898	29,073
Real estate funds | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	12,132	32,898	29,073
Beginning balance	32,898	29,073	24,807
Investments	2,496	3,826	21,023
Disposals	(24,633)	(2,060)	(15,788)
Fair value adjustments	96	1,316	(884)
Realized gains/(losses)	800	109	604
Exchange rate gains/(losses)	475	634	(689)
Ending balance	12,132	32,898	29,073
Real estate funds | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	0	0	0
Beginning balance	0	0
Ending balance	0	0	0
Private debt
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	8,049	7,945	6,894
Beginning balance	7,945	6,894
Ending balance	8,049	7,945	6,894
Private debt | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	8,049	7,945	6,894
Beginning balance	7,945	6,894	2,006
Investments	0	401	4,802
Disposals	0	0	0
Fair value adjustments	104	650	86
Realized gains/(losses)	0	0	0
Exchange rate gains/(losses)	0	0	0
Ending balance	8,049	7,945	6,894
Private debt | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	0	0	0
Beginning balance	0	0
Ending balance	0	0	0
Commodities
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	2,916
Ending balance	2,916
Commodities | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	2,916	0
Beginning balance	0
Investments	2,990
Disposals	0
Fair value adjustments	(74)
Realized gains/(losses)	0
Exchange rate gains/(losses)	0
Ending balance	2,916	0
Commodities | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	0
Ending balance	0
Money Market Funds [Member] | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	2,754	2,007	19,223
Beginning balance	2,007	19,223	10,254
Investments	651	11,479	37,222
Disposals	0	(30,978)	(28,253)
Fair value adjustments	16	20	0
Realized gains/(losses)	0	279	0
Exchange rate gains/(losses)	80	1,984	0
Ending balance	2,754	2,007	19,223
Floating Income [Member] | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other financial assets	17,664	20,687	22,663
Beginning balance	20,687	22,663	19,879
Investments	0	0	5,425
Disposals	(2,500)	(2,284)	(2,938)
Fair value adjustments	(504)	252	295
Realized gains/(losses)	(19)	56	2
Exchange rate gains/(losses)	0	0	0
Ending balance	€ 17,664	€ 20,687	€ 22,663